Schedule of Investments (unaudited)	iShares® International Developed Real Estate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.1%
BWP Trust	158,361	$478,367
Centuria Industrial REIT	146,687	412,521
Charter Hall Long Wale REIT	171,353	618,766
Charter Hall Retail REIT	154,568	421,456
Cromwell Property Group	450,921	289,893
Dexus/AU	347,961	2,628,515
GPT Group (The)	630,806	2,162,847
Ingenia Communities Group	95,402	407,210
Mirvac Group	1,272,013	2,669,829
National Storage REIT	366,773	575,657
Scentre Group	1,675,494	3,198,922
Shopping Centres Australasia Property Group	347,165	626,562
Stockland	771,818	2,496,149
Vicinity Centres	1,224,577	1,399,309
Waypoint REIT	252,625	488,229
		18,874,232
Austria — 0.2%
CA Immobilien Anlagen AG	13,414	590,509

Belgium — 2.8%
Aedifica SA	11,647	1,668,514
Ascencio	1,693	100,415
Befimmo SA	7,061	299,273
Cofinimmo SA	9,477	1,531,495
Intervest Offices & Warehouses NV	7,384	217,724
Leasinvest Real Estate SCA	801	64,803
Montea NV	3,882	520,367
Retail Estates NV	3,220	260,907
Shurgard Self Storage SA	8,074	432,801
Warehouses De Pauw CVA	45,079	1,938,769
Xior Student Housing NV	6,660	430,573
		7,465,641
Canada — 7.0%
Allied Properties REIT	40,778	1,494,039
Artis REIT	33,668	316,818
Boardwalk REIT	12,315	450,905
Canadian Apartment Properties REIT	55,229	2,760,122
Chartwell Retirement Residences(a)	69,987	735,436
Choice Properties REIT	82,108	967,448
Cominar REIT	53,180	487,640
Crombie REIT	29,998	441,218
Dream Industrial REIT	57,669	741,894
Dream Office REIT	11,902	212,931
First Capital Real Estate Investment Trust	69,606	1,009,834
Granite REIT	18,587	1,286,907
H&R Real Estate Investment Trust	90,494	1,220,755
InterRent REIT	41,434	597,133
Killam Apartment REIT	32,709	542,703
NorthWest Healthcare Properties REIT	53,554	560,179
RioCan REIT	102,458	1,855,183
SmartCentres Real Estate Investment Trust	42,195	1,020,039
Summit Industrial Income REIT	49,877	758,389
Tricon Residential Inc.	60,023	719,256
WPT Industrial Real Estate Investment Trust	21,898	414,748
		18,593,577
Finland — 0.7%
Citycon OYJ	24,853	218,616
Security	Shares	Value

Finland (continued)
Kojamo OYJ	62,713	$1,546,228
		1,764,844
France — 3.9%
Carmila SA	12,258	172,993
Covivio	16,248	1,526,361
Gecina SA	16,663	2,642,602
ICADE	10,225	934,664
Klepierre SA	59,104	1,431,022
Mercialys SA	19,810	239,967
Unibail-Rodamco-Westfield(a)(b)	43,536	3,623,753
		10,571,362
Germany — 11.7%
ADLER Group SA(c)	29,315	711,494
alstria office REIT-AG	57,231	1,210,848
Aroundtown SA	387,608	3,033,835
Deutsche EuroShop AG	16,560	393,027
Deutsche Wohnen SE	111,144	6,938,956
Grand City Properties SA	30,663	814,420
Hamborner REIT AG	22,754	250,719
LEG Immobilien SE	23,308	3,683,752
Sirius Real Estate Ltd.	319,155	527,440
TAG Immobilien AG	40,987	1,359,308
TLG Immobilien AG	2,330	86,256
Vonovia SE	182,946	12,180,347
		31,190,402
Hong Kong — 12.2%
Champion REIT	645,000	366,385
CK Asset Holdings Ltd.	765,500	5,208,229
Hang Lung Properties Ltd.	652,000	1,687,629
Henderson Land Development Co. Ltd.	418,000	1,867,581
Hongkong Land Holdings Ltd.(a)	375,600	1,704,088
Hysan Development Co. Ltd.	197,000	775,715
Link REIT	672,000	6,421,866
New World Development Co. Ltd.	457,333	2,168,106
Sino Land Co. Ltd.	1,124,800	1,723,607
Sun Hung Kai Properties Ltd.	459,000	6,566,161
Swire Properties Ltd.	343,600	977,252
Wharf Real Estate Investment Co. Ltd.	530,900	2,998,459
		32,465,078
Ireland — 0.2%
Hibernia REIT PLC	210,753	326,514
Irish Residential Properties REIT PLC	140,017	255,786
		582,300
Israel — 0.5%
Amot Investments Ltd.	46,610	307,739
Azrieli Group Ltd.	11,766	937,097
		1,244,836
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA(b)	22,641	108,966

Japan — 24.0%
Activia Properties Inc.	222	1,008,434
Advance Residence Investment Corp.	415	1,416,025
Aeon Mall Co. Ltd.	38,100	580,725
AEON REIT Investment Corp.	508	739,031
Comforia Residential REIT Inc.	203	648,689
Daiwa House REIT Investment Corp.	652	1,941,197
Daiwa Office Investment Corp.	89	642,137
Daiwa Securities Living Investments Corp.	626	687,287

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Frontier Real Estate Investment Corp.	149	$690,963
Fukuoka REIT Corp.	237	398,345
Global One Real Estate Investment Corp.	312	360,383
GLP J-REIT	1,327	2,376,879
Heiwa Real Estate REIT Inc.	278	442,869
Hoshino Resorts REIT Inc.	70	445,249
Hulic Co. Ltd.	117,900	1,341,317
Hulic Reit Inc.	388	686,472
Ichigo Office REIT Investment Corp.	384	347,804
Industrial & Infrastructure Fund Investment Corp.	610	1,182,351
Invincible Investment Corp.	1,570	616,803
Japan Excellent Inc.	399	555,346
Japan Hotel REIT Investment Corp.	1,438	876,903
Japan Logistics Fund Inc.	281	852,648
Japan Metropolitan Fund Invest.	2,220	2,325,529
Japan Prime Realty Investment Corp.	283	1,106,879
Japan Real Estate Investment Corp.	421	2,644,068
Kenedix Office Investment Corp.	122	899,627
Kenedix Residential Next Investment Corp.	315	681,936
Kenedix Retail REIT Corp.	187	519,020
LaSalle Logiport REIT	580	1,062,668
Mitsubishi Estate Co. Ltd.	368,100	5,774,354
Mitsubishi Estate Logistics REIT Investment Corp.	121	557,846
Mitsui Fudosan Co. Ltd.	297,200	6,950,693
Mitsui Fudosan Logistics Park Inc.	161	901,089
Mori Hills REIT Investment Corp.	508	747,188
Mori Trust Sogo REIT Inc.	317	457,328
Nippon Accommodations Fund Inc.	149	911,979
Nippon Building Fund Inc.	480	3,102,071
Nippon Prologis REIT Inc.	723	2,414,504
Nippon REIT Investment Corp.	139	576,612
Nomura Real Estate Holdings Inc.	36,000	892,672
Nomura Real Estate Master Fund Inc.	1,451	2,305,603
NTT UD REIT Investment Corp.	407	591,062
Orix JREIT Inc.	846	1,614,238
Sekisui House Reit Inc.	1,292	1,138,178
Sumitomo Realty & Development Co. Ltd.	127,300	4,149,116
Tokyo Tatemono Co. Ltd.	63,700	958,359
Tokyu REIT Inc.	281	523,445
United Urban Investment Corp.	954	1,403,314
		64,047,235
Malta — 0.0%
BGP Holdings PLC, NVS(b)(d)	6,603,392	78

Netherlands — 0.4%
Eurocommercial Properties NV	15,378	385,764
NSI NV	5,965	248,013
Vastned Retail NV	5,578	166,712
Wereldhave NV	13,043	215,304
		1,015,793
New Zealand — 0.5%
Goodman Property Trust	350,363	594,472
Kiwi Property Group Ltd.	513,105	416,855
Precinct Properties New Zealand Ltd.	343,776	382,787
		1,394,114
Norway — 0.5%
Entra ASA(c)	53,643	1,307,870

Singapore — 6.8%
Ascendas REIT	1,056,390	2,431,009
Security	Shares	Value

Singapore (continued)
Ascott Residence Trust(a)	582,600	$443,095
CapitaLand Integrated Commercial Trust	1,413,188	2,239,303
CapitaLand Ltd.	833,500	2,476,300
CDL Hospitality Trusts	260,600	232,488
City Developments Ltd.	150,600	759,702
Fortune REIT	437,000	474,909
Frasers Centrepoint Trust(a)	348,349	622,356
Frasers Logistics & Commercial Trust	853,500	955,899
Keppel DC REIT	389,971	759,233
Keppel REIT(a)	683,700	606,063
Manulife US Real Estate Investment Trust	468,500	356,287
Mapletree Commercial Trust	704,517	1,121,638
Mapletree Industrial Trust	595,645	1,318,858
Mapletree Logistics Trust(a)	931,437	1,450,219
Parkway Life REIT	124,300	425,663
Suntec REIT	669,100	720,045
UOL Group Ltd.	158,400	851,332
		18,244,399
Spain — 0.9%
Inmobiliaria Colonial Socimi SA	103,884	1,107,859
Lar Espana Real Estate Socimi SA	20,261	127,624
Merlin Properties Socimi SA	106,691	1,196,650
		2,432,133
Sweden — 6.2%
Atrium Ljungberg AB, Class B	14,152	346,443
Castellum AB	87,795	2,458,881
Catena AB	8,747	525,324
Corem Property Group AB, Class B	218,096	553,575
Dios Fastigheter AB	27,580	313,176
Fabege AB	83,650	1,448,583
Fastighets AB Balder, Class B(b)	32,567	2,247,400
Hufvudstaden AB, Class A	34,496	630,534
K-Fast Holding AB(b)	19,809	186,391
Kungsleden AB	60,495	816,588
Nyfosa AB	56,428	873,125
Pandox AB(b)	28,984	485,177
Platzer Fastigheter Holding AB, Class B	17,341	324,323
Sagax AB, Class B	55,651	1,952,765
Samhallsbyggnadsbolaget i Norden AB	319,758	1,602,059
Wallenstam AB, Class B	52,377	879,510
Wihlborgs Fastigheter AB	43,218	1,006,920
		16,650,774
Switzerland — 2.5%
Allreal Holding AG, Registered	4,513	933,638
Hiag Immobilien Holding AG	963	108,967
Intershop Holding AG	358	247,006
Mobimo Holding AG, Registered	2,078	712,889
Peach Property Group AG	2,931	182,490
PSP Swiss Property AG, Registered	13,935	1,885,796
Swiss Prime Site AG, Registered	24,279	2,585,297
		6,656,083
United Kingdom — 11.1%
Aberdeen Standard European Logistics Income PLC(c)	82,904	136,969
Assura PLC	855,662	928,803
Big Yellow Group PLC	51,969	1,048,881
BMO Commercial Property Trust Ltd.	168,478	218,985
BMO Real Estate Investments Ltd.	73,477	75,987
British Land Co. PLC (The)	299,375	2,119,555
Capital & Counties Properties PLC(b)	235,495	558,504

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Civitas Social Housing PLC	199,983	$328,856
CLS Holdings PLC	52,223	184,409
Custodian REIT PLC	131,865	192,169
Derwent London PLC	32,404	1,633,885
Empiric Student Property PLC(b)	192,498	259,010
GCP Student Living PLC	151,392	445,070
Grainger PLC	212,880	895,304
Great Portland Estates PLC	81,479	862,338
Hammerson PLC	1,304,883	669,404
Helical PLC	32,533	205,431
Impact Healthcare REIT PLC	83,266	137,484
Intu Properties PLC(a)(d)	6,694	0	(e)
Land Securities Group PLC	230,637	2,270,016
LondonMetric Property PLC	283,170	978,260
LXI REIT PLC	199,860	400,086
NewRiver REIT PLC	92,734	107,890
Phoenix Spree Deutschland Ltd.	26,015	143,920
Picton Property Income Ltd. (The)	178,718	228,793
Primary Health Properties PLC	421,896	959,767
PRS REIT PLC (The)	149,727	217,486
Regional REIT Ltd.(c)	126,554	155,518
Safestore Holdings PLC	65,844	966,485
Schroder REIT Ltd.	159,587	108,917
Segro PLC	386,733	6,537,427
Shaftesbury PLC	89,464	733,346
Standard Life Investment Property Income Trust Ltd.	123,078	121,808
Target Healthcare REIT PLC	164,467	284,847
Triple Point Social Housing REIT PLC(c)	123,329	179,656
Tritax Big Box REIT PLC	552,950	1,617,688
Tritax EuroBox PLC(c)	197,991	328,598
UK Commercial Property REIT Ltd.	246,322	277,688
UNITE Group PLC (The)	102,348	1,646,704
Workspace Group PLC	43,484	521,923
		29,687,867
Total Common Stocks — 99.2%
(Cost: $257,548,956)		264,888,093
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	1,365,318	$1,366,000
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	130,000	130,000
		1,496,000
Total Short-Term Investments — 0.6%
(Cost: $1,496,133)		1,496,000

Total Investments in Securities — 99.8%
(Cost: $259,045,089)		266,384,093

Other Assets, Less Liabilities — 0.2%		560,454

Net Assets — 100.0%		$266,944,547

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,765,455	$—		$(399,426	)(a)	$(92)	$63	$1,366,000	1,365,318	$8,674	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	20,000	(a)	—		—	—	130,000	130,000	2		—
						$(92)	$63	$1,496,000		$8,676		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
July 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	13	08/30/21	$345	$3,943
TOPIX Index	2	09/09/21	349	(6,963)
Dow Jones U.S. Real Estate Index	20	09/17/21	830	21,357
Euro STOXX 50 Index	1	09/17/21	49	(64)
				$18,273

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$42,747,794	$222,140,221	$78	$264,888,093
Money Market Funds	1,496,000	—	—	1,496,000
	$44,243,794	$222,140,221	$78	$266,384,093
Derivative financial instruments(a)
Assets
Futures Contracts	$21,357	$3,943	$—	$25,300
Liabilities
Futures Contracts	—	(7,027)	—	(7,027)
	$21,357	$(3,084)	$—	$18,273

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

 4